1. NATURE OF THE ORGANIZATION AND BUSINESS	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF THE ORGANIZATION AND BUSINESS

Nature of the Business

NaturalShrimp Incorporated (“NaturalShrimp” “the Company”), a Nevada corporation, is a biotechnology company and has developed a proprietary technology that allows it to grow Pacific White shrimp (Litopenaeus vannamei, formerly Penaeus vannamei) in an ecologically controlled, high-density, low-cost environment, and in fully contained and independent production facilities. The Company’s system uses technology which allows it to produce a naturally-grown shrimp “crop” weekly and accomplishes this without the use of antibiotics or toxic chemicals. The Company has developed several proprietary technology assets, including a knowledge base that allows it to produce commercial quantities of shrimp in a closed system with a computer monitoring system that automates, monitors and maintains proper levels of oxygen, salinity and temperature for optimal shrimp production. Its initial production facility is located outside of San Antonio, Texas.

The Company has three wholly-owned subsidiaries including NaturalShrimp Corporation, NaturalShrimp Global, Inc. and Natural Aquatic Systems, Inc.

Going Concern

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. For the three and nine months ended December 31, 2018, the Company had a net loss of approximately $964,000 and $2,323,000, respectively. At December 31, 2018, the Company had an accumulated deficit of approximately $36,336,000 and a working capital deficit of approximately $5,728,000. These factors raise substantial doubt about the Company’s ability to continue as a going concern, within one year from the issuance date of this filing. The Company’s ability to continue as a going concern is dependent on its ability to raise the required additional capital or debt financing to meet short and long-term operating requirements. During the nine months ended December 31, 2018, the Company received net cash proceeds of approximately $566,000 from the issuance of new convertible debentures and $15,400 from the sale of the Company’s common stock. The Company had approximately $1,033,000 of principal of their convertible debentures converted into 197,218,287 shares of their common stock, reducing their current obligations. The Company also entered into an Equity Financing Agreement (Note 6) whereby the Company has the discretion to deliver puts to the investor for purchases of shares of the Company’s common stock, at 80% of the market price, for up to $7,000,000 over 36 months from the date of the Eqauity Financing Agreement. The Company issued 20,000,000 shares of common stock for cash proceeds of approximately $163,000 under the Equity Financing Agreement through December 31, 2018. Subsequent to December 31, 2018, the Company received approximately $262,000 in net proceeds from the issuance of new convertible debentures. Management believes that private placements of equity capital and/or additional debt financing will be needed to fund the Company’s long-term operating requirements. The Company may also encounter business endeavors that require significant cash commitments or unanticipated problems or expenses that could result in a requirement for additional cash. If the Company raises additional funds through the issuance of equity or convertible debt securities, the percentage ownership of its current shareholders could be reduced, and such securities might have rights, preferences or privileges senior to our common stock. Additional financing may not be available upon acceptable terms, or at all. If adequate funds are not available or are not available on acceptable terms, the Company may not be able to take advantage of prospective business endeavors or opportunities, which could significantly and materially restrict our operations. The Company continues to pursue external financing alternatives to improve its working capital position. If the Company is unable to obtain the necessary capital, the Company may have to cease operations

The Company plans to improve the growth rate of the shrimp and the environmental conditions of its production facilities. If management is unsuccessful in these efforts, discontinuance of operations is possible. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Nature of the Business

NaturalShrimp Incorporated (“NaturalShrimp” “the Company”), a Nevada corporation, is a biotechnology company and has developed a proprietary technology that allows it to grow Pacific White shrimp (Litopenaeus vannamei, formerly Penaeus vannamei) in an ecologically controlled, high-density, low-cost environment, and in fully contained and independent production facilities. The Company’s system uses technology which allows it to produce a naturally-grown shrimp “crop” weekly, and accomplishes this without the use of antibiotics or toxic chemicals. The Company has developed several proprietary technology assets, including a knowledge base that allows it to produce commercial quantities of shrimp in a closed system with a computer monitoring system that automates, monitors and maintains proper levels of oxygen, salinity and temperature for optimal shrimp production. Its initial production facility is located outside of San Antonio, Texas.

The Company has three wholly-owned subsidiaries including NaturalShrimp Corporation, NaturalShrimp Global, Inc. and Natural Aquatic Systems, Inc.

Going Concern

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. For the year ended March 31, 2018, the Company had a net loss of approximately $5,285,000. At March 31, 2018, the Company had an accumulated deficit of approximately $34,013,000 and a working capital deficit of approximately $6,764,000. These factors raise substantial doubt about the Company’s ability to continue as a going concern, within one year from the issuance date of this filing. The Company’s ability to continue as a going concern is dependent on its ability to raise the required additional capital or debt financing to meet short and long-term operating requirements. During the 2018 fiscal year, the Company received net cash proceeds of approximately $1,088,000 from the issuance of convertible debentures, $180,000 from the issuance of convertible debt to a related party and $25,000 from the sale of the Company’s common stock. Subsequent to March 31, 2018, the Company received $105,000 in net proceeds from three convertible debentures (See Note 12). Management believes that private placements of equity capital and/or additional debt financing will be needed to fund the Company’s long-term operating requirements. The Company may also encounter business endeavors that require significant cash commitments or unanticipated problems or expenses that could result in a requirement for additional cash. If the Company raises additional funds through the issuance of equity or convertible debt securities, the percentage ownership of its current shareholders could be reduced, and such securities might have rights, preferences or privileges senior to our common stock. Additional financing may not be available upon acceptable terms, or at all. If adequate funds are not available or are not available on acceptable terms, the Company may not be able to take advantage of prospective business endeavors or opportunities, which could significantly and materially restrict our operations. The Company continues to pursue external financing alternatives to improve its working capital position. If the Company is unable to obtain the necessary capital, the Company may have to cease operations.

The Company plans to improve the growth rate of the shrimp and the environmental conditions of its production facilities. Management also plans to acquire a hatchery in which the Company can better control the environment in which to develop the post larvaes. If management is unsuccessful in these efforts, discontinuance of operations is possible. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.